CBRE Global Real Estate Portfolio Expense Example - CBRE Global Real Estate Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	867
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,163
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,045